Write-Downs of Long-Lived Assets	9 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Write-Downs of Long-Lived Assets
19.	Write-Downs of Long-Lived Assets
The Company and its subsidiaries perform tests for recoverability on long-lived assets classified as held and used for which events or changes in circumstances indicated that the assets might be impaired. The Company and its subsidiaries consider an asset’s carrying amount as not recoverable when such carrying amount exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount.
As of March 31, 2020 and December 31, 2020, the long-lived assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2020	As of December 31, 2020
Investment in operating leases	¥5,208	¥7,254
Property under facility operations	436	0
The long-lived assets classified as held for sale as of March 31, 2020 are included in Real Estate and Environment and Energy. The long-lived assets classified as held for sale as of December 31, 2020 are included in Corporate Financial Services and Maintenance Leasing, Real Estate and Aircraft and Ships.
The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers, based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.
For the nine months ended December 31, 2019 and 2020, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥554 million and ¥591 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Nine months ended December 31, 2019		Nine months ended December 31, 2020
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	¥529	2	¥0	0
Condominiums	0	0	64	2
Land undeveloped or under construction	0	0	17	1
Others*	25	—	510	—

Total	¥554	—	¥591	—

*	For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the nine months ended
December 31, 2020, include a write-down of ¥433 million of two hotels.
Losses of ¥20 million in Real Estate, ¥509 million in ORIX USA and ¥25 million in Asia and Australia were recorded for the nine months ended December 31, 2019. Losses of ¥433 million in Real Estate, ¥17 million in Environment and Energy, ¥60 million in ORIX USA and ¥81 million in Asia and Australia were recorded for the nine months ended December 31, 2020.
For the three months ended December 31, 2019 and 2020, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥518 million and ¥8 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Three months ended December 31, 2019		Three months ended December 31, 2020
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	¥509	1	¥0	0
Others*	9	—	8	—

Total	¥518	—	¥8	—

*	For “Others,” the number of properties is omitted.
Losses of ¥509 million in ORIX USA and ¥9 million in Asia and Australia were recorded for the three months ended December 31, 2019. A loss of ¥8 million in Asia and Australia was recorded for the three months ended December 31, 2020.
Since April 1, 2020, the reportable segments have been reorganized. As a result of this change, the segment data of the previous fiscal year has been retrospectively restated.